Segment Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Information
Schedule of non-current assets based on geographical location of the assets

	As of December 31,
	2019	2020
	US$	US$
PRC	2,655,953	26,560,143
USA	3,540,740	2,158,359
Total	6,196,693	28,718,502